Segment Information - Summary of Company's Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total revenue	$ 114,860	$ 93,025
Stream, royalty and other interests	473,651	356,612
Hod Maden and other investments in associates	84,589	112,906
Hod Maden [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	5,800	5,800
Hod Maden and other investments in associates	63,300	96,700
Hugo north extension and heruga segment [member]
Disclosure of operating segments [line items]
Stream, royalty and other interests	35,400	35,400
Hod Maden and other investments in associates	$ 21,300	$ 16,200
Top of Range [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Percentage of companys sales gross margin or aggregate asset book value	10.00%	10.00%
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	$ 43,138	$ 34,365
Royalty revenue [member] | Bracemac-McLeod [member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	2,800	1,400
Royalty revenue [member] | Bracemac-McLeod [member] | Zinc product [member]
Disclosure of operating segments [line items]
Total revenue	2,700	1,500
Royalty revenue [member] | Other Royalties [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue		8,100
Royalty revenue [member] | Other Royalties [member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	600	500
Revenue [member] | Other Royalties [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	7,600
CANADA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	4,900	4,000
ARGENTINA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,000	1,100
UNITED STATES | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue		600
HONDURAS | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue		1,000
Other Geographical Area [member] | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	$ 2,300	$ 1,900